Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of taxes payable
	December 31, 2019	December 31, 2018
Income tax payable	$6,550,713	$5,763,945
Value added tax payable	2,973,549	2,024,902
Business tax payable	856,220	878,133
Other taxes payable	535,001	418,766
Total taxes payable	$10,915,483	$9,085,746

Schedule of components of income tax provision (benefit)
	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Current tax provision	$860,730	$820,886	$2,024,388
Current tax recovery	-	-	(4,974,763)
Deferred tax provision (benefit)	(418,131)	(1,471,938)	11,526
Total	$442,599	$(651,052)	$(2,938,849)

Schedule of summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities
	December 31, 2019	December 31, 2018
Deferred tax assets
Provision for doubtful accounts	$1,988,132	$1,648,967
Operating loss carryforwards	1,361,918	-
Total deferred tax assets	3,350,050	1,648,967
Less : valuation allowance	(1,341,877)	-
Net deferred tax assets	$2,008,173	$1,648,967

	December 31, 2019	December 31, 2018

Deferred tax liabilities
Intangible assets acquired from business combinations	$805,826	$-
Total deferred tax liabilities	$805,826	$-

Schedule of effective tax rate for the year

	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of favorable income tax rates*	(12.9)%	4.0%	-
Non-deductible items in China and others	0.2%	0.1%	2.3%
Foreign loss not recognized in China	2.9%	9.7%	69.0%
Effect of tax reversal for previous years	-%	--%	(166.3)%
Effective tax rate	13.9%	(11.2)%	(70.0)%

* Xibolun Automation is subject to an income tax rate of 15% starting from fiscal 2018 and Khorgos is established in the Horgos Development Zone and its income is exempt from income tax for five years starting from 2019.